SEGMENTAL INFORMATION (Details) - Schedule of revenues by geographic area - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SEGMENTAL INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	$ 4,884,015	$ 3,923,667	$ 10,070,063
Other operating income	227,331	411,002	360,864
Peru
SEGMENTAL INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	503,616	297,549	801,965
Argentina
SEGMENTAL INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	75,513	172,229	584,959
U.S.A
SEGMENTAL INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	577,970	505,145	1,004,238
Europe
SEGMENTAL INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	376,857	338,565	726,165
Colombia
SEGMENTAL INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	368,474	177,007	380,449
Brazil
SEGMENTAL INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	1,664,523	1,304,006	3,949,797
Ecuador
SEGMENTAL INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	162,959	112,581	203,334
Chile
SEGMENTAL INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	794,122	638,225	1,546,960
Asia Pacific and rest of Latin America
SEGMENTAL INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Income from ordinary activities	$ 359,981	$ 378,360	$ 872,196